Statements Of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows From Operating Activities:
Net loss	$ (2,861,435)	$ (5,447,145)	$ (5,146,766)
Adjustments to reconcile net loss to net cash used in operating activities:
Periodic pension costs	(4,258)	20,085	26,566
Amortization of debt discounts	72,188	755,555	1,090,411
Loss on conversion of debt		364,950	629,232
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(3,477)	(16,038)	7,382
Other receivables, net - related parties	(13,482)	1,000	(41,101)
Accounts payable	1,497,123	1,378,545	565,851
Interest payable	137,826	67,159	(5,252)
Deferred revenues		2,499,969
Other accrued liabilities	446,129	185,911	140,873
Net cash used in operating activities	(729,386)	(190,009)	(2,732,804)
Cash Flows From Financing Activities:
Proceeds from convertible loans	249,306	154,890
Proceeds from convertible loan – related party	113,130
Proceeds from Swiss government loan	262,137
Proceeds from Bridge loan	565,650
Proceeds from convertible promissory notes – related parties		512,800	557,920
Deferred offering costs	(686,701)	(260,211)
Net cash provided by financing activities	503,522	407,479	557,920
Effect of exchange rate on cash and cash equivalents	99,308	(3,881)	(1,369)
Change in cash and cash equivalents	(126,556)	213,589	(2,176,253)
Cash and cash equivalents at the beginning of period	220,267	6,678	2,182,931
Cash and cash equivalents at the end of period	93,711	220,267	6,678
Supplemental disclosure of non-cash investing and financing activities:
Issuance of common shares for settlement of related party credit facilities		8,023,200	4,047,752
Debt discount on related party loans		8,540	$ 4,019
Proceeds from convertible loans in transit		$ 61,956